GOODWILL (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Balance at the end of the previous year	R$ 44,342.7	R$ 38,003.6
Effects of cumulative translation adjustments (CTA)	(3,614.4)	3,723.6
Effects of the application of IAS 29 (hyperinflation)	927.5	2,628.9
Acquisitions/(write-offs)	14.5	(13.4)
Other	(131.9)
Balance at the end of the year	R$ 41,538.4	R$ 44,342.7